RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Summary of related party transactions
1.	Shares sold to Related Parties (See Notes 9 and 12 above)	$-
2.	Notes payable to related party converted to shares (See Notes 9 and 12 above)	3,505,338
3.	Compensation to officers (Value of 3 million shares owed to Paul Averback in 2024 was $601,875, in which $300,937 was attributable to G&A, and $300,938 was attributable to R&D. The value of 1,000,000 shares to Patrick Doody was $69,276, attributable to R&D, totaling $370,213.50 for R&D, and $671,151 overall)	671,151
	Total Transactions for year	$4,176,489

Summary of Key management personnel compensation
In Thousands of US Dollars
Description	2024	2023	2022
Salary and Compensation	$-	$157	$660
Short-term employee benefits	2	2	14
Stock-based compensation	671	3,357	412
Total	$673	$3,516	$1,086